Other income (expense) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Other Income Expense [Abstract]
Foreign exchange gains (losses)	$ 26,205,000		$ (23,168,000)
Gain on restructuring of JV Inkai	48,570,000	[1]	0
Sale of exploration interests	25,027,000	[2]	0
Contract restructuring	6,201,000		0
Write off of long-term receivables	0		(5,926,000)
Other	2,157,000		(1,316,000)
Total other income (expense)	$ 108,160,000		$ (30,410,000)

[1]

Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced from 60 % to 40 % based on an implementation agreement with Kazatomprom. Cameco recognized a gain on the change in ownership interests of $ 48,570,000 . Included in this gain is $ 5,450,000 which has been reclassified from the foreign currency translation reserve to net earnings .

[2]

In the fourth quarter of 2018, Cameco sold its interest in the Wheeler River Joint Venture to Denison Mines Corp. in exchange for 24,615,000 commo n shares (note 10 ). Cameco recorded a gain of $ 17,231,000 on the transaction.